4. Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Significant Accounting Policies

4.          Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

Revenue recognition

The Group generates revenues from the provision of research and development services to third parties based on both Group and third party owned intellectual property. Such services are performed on a “best efforts” basis without a guarantee of technological or commercial success. For some research programs, Affimed entered into collaborations with other companies that provide the Group with funding or other resources such as access to technologies. From time to time, the Group also licenses its intellectual property to third parties who use it to develop product candidates.

Collaboration and license agreements are evaluated to determine whether they involve multiple promises that represent separate performance obligations. Such agreements may comprise more than one research program, platform licenses or intellectual property licenses originally generated by the Group. Usually each of those promises is considered to meet the definition of a separate performance obligation.

The total consideration is generally allocated to separate performance obligations based on relative stand-alone selling prices. Usually sales prices for research and development activities and licenses are not directly observable or highly variable across customers. Therefore, we use estimation techniques to determine stand-alone selling prices for such services and licenses. The stand-alone selling prices for research activities are determined based on an expected cost plus a margin approach. For licenses of intangible assets where little or no incremental costs are incurred in providing such licenses, a residual approach is used.

Performance obligations from research programs are satisfied over time because the work performed by the Group either enhances a license that the customer already controls or because the work does not result in an asset with an alternative use for the Group due to contractual restrictions.

Therefore, revenue for such performance obligations is recognized according to the stage of completion measured by reference to costs incurred in relation to anticipated total costs of the research program.

Platform licenses or intellectual property licenses originally generated by the Group are recognized at a point in time if their nature is a right to use the intellectual property as it exists at the point in time at which the license is granted. This is usually the case when there is no significant continuing involvement by the Group. In these cases, revenue is recognized when control of the license is transferred. Control is considered to be transferred when the customer received all necessary documents and information to begin to use and benefit from the license.

Platform licenses or intellectual property licenses originally generated by the Group are recognized over time if their nature is to access the intellectual property as it exists throughout the license period. This might be the case when there is significant continuing involvement by the Group. In these cases, revenue is recognized on a straight-line basis until the use of the license by the customer ends.

Payments received from customers commonly include non-refundable upfront payments that are initially recognized as a contract liability, and subsequently recognized as revenue as the related performance obligation is fulfilled. The Group concluded that non-refundable upfront payments do not include financing components because the advance payments arise for reasons other than the provision of financing.

In addition, payment terms may also include payments to be received from customers at a later point in time upon the achievement of certain milestones.

Milestone payments are contingent upon the achievement of contractually stipulated targets. The achievement of these targets or milestones depends largely on meeting specific requirements laid out in the respective agreement. Milestone payments are included in the transaction price when it is highly probable that a significant reversal of revenue recognized will not occur when the uncertainty associated with the milestone is subsequently resolved. In the Group’s view, uncertainty is sufficiently resolved only when the milestone is reached. Reaching a milestone will result in a cumulative catch up of revenue for the performance to date.

The Group distinguishes development and registration milestones and sales based milestones. Whereas development and registration milestone payments are generally recognized on reaching the defined milestones, revenues for sales based milestones are recognized on achievement of contractually stipulated underlying revenues.

Research and development

Costs incurred related to research activities are expensed in the period when they are incurred. Costs incurred on development projects are recognized as intangible assets beginning on the date it can be established that it is probable that future economic benefits attributable to the asset will flow to the Group considering its technological and commercial feasibility. Given the current stage of the development of the Group’s candidates and technologies, no development expenditures have been capitalized in any of the periods presented in these consolidated financial statements. Intellectual property-related costs for patents are part of the expenditure for the research and development projects. Therefore, registration costs for patents are recognized as expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under a short-term cash bonus, if (a) the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and (b) the obligation can be estimated reliably.

(ii)	Share-based payment transactions

The Group’s share-based payment awards outstanding as of December 31, 2018 and 2019, are classified as equity-settled share-based plans. The fair value of share-based equity-settled awards granted to employees is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. Share-based payment awards with non-employees are measured and recognized when services are received. Fair value is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate, the expected forfeiture rate and the time to maturity of the option. The number of stock options expected to vest is estimated at each measurement date.

(iii)Termination benefits

Termination benefits are expensed when the Group can no longer withdraw the offer of those benefits. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

Government grants

The Group receives certain government grants that support its research effort in specific projects. These grants are generally provided in the form of reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government grants is not yet received the amount is included as a receivable on the statement of financial position.

The Group recognizes income from government grants under ‘Other income - net’ in the consolidated statement of comprehensive loss.

Leases

Policy applicable from 1 January 2019

Affimed recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. Subsequently, the right-of-use asset is  depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Affimed’s incremental borrowing rate. Generally, Affimed uses its incremental borrowing rate as the discount rate.

The Group determines the incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and the type of the asset leased.

The lease liability is subsequently  measured at amortized cost using the effective interest method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Affimed has elected not to recognize right-of-use assets and lease liabilities for some short-term leases (leases with less than 12 months of lease term) and right-of-use assets and liabilities for leases of low value assets. Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Policy applicable before 1 January 2019

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.

For impact on transition please refer to “New standards and interpretations applied for the first time” below.

Finance income and finance costs

Finance income comprises interest income from interest bearing bank deposits. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise primarily interest expense on borrowings.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Non-derivative financial assets

The Group’s non-derivative financial assets include preferred shares in Amphivena, trade and other receivables, cash and cash equivalents and certificates of deposit at banks with original maturities of more than three months.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Those debt instruments are hold to collect solely payments of principal and interest. The Group decided to not apply the fair value through OCI option for those instruments. They are included in current assets and are subsequently carried at amortized cost.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.

The Group holds preferred shares in Amphivena designated at fair value through other comprehensive income (see note 13).

(ii)	Non-derivative financial liabilities

The Group’s classes of financial liabilities are borrowings and trade and other payables. The Group initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments

The Group entered into certain loan agreements pursuant to which it issued warrants to purchase common shares of the Group at the option of the respective holders (see note 19). The number of shares to be issued does not vary with changes in their fair value.

The liability component of the loans was recognized initially at the fair value of a similar liability without a warrant. The equity component was recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method. The equity component is not re-measured subsequent to initial recognition.

Impairment

(i)	Trade and other receivables

Trade and other receivables at amortized cost are subject to the expected credit loss model according to IFRS 9. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

Affimed determines the counterparties’ lifetime expected credit losses that result from all possible default events over the expected life of a financial instrument based on an estimated rating and corresponding probability of default rates according to the Bloomberg database.

In addition, trade and other receivables are assessed at each reporting date to determine whether there is objective evidence that they are impaired. Trade or other receivables are impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the receivable, and such loss event had a negative effect on the estimated future cash flows of that receivable that can be estimated reliably. Loss events include indications that a debtor is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization.

All receivables are assessed for specific impairment. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. No impairments or reversals of impairments were recognized in 2017, 2018 or 2019.

(ii)	Intangible assets and leasehold improvements and equipment

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized as the amount by which an asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non- financial assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date.

Income taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the consolidated financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

•	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)
•	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market
•	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, certificates of deposit, cash and cash equivalents and trade and other payables is a reasonable approximation of the fair value and therefore information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of the shares held by the group and note disclosure for the fair value of a loan (financial liability) is based on level 2 measurement procedures (see notes 13 and 19).

Loss per share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period.

The Group has granted warrants under certain loan agreements (see note 19) and options under share-based payment programs (see note 17) which potentially have a dilutive effect; no instruments actually had a dilutive effect.

Critical judgments and accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Group’s accounting policies resulted in the following accounting estimates:

(i)	Share-based payments

The fair value of stock options issued by Affimed N.V. is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option. The fair value of share-based equity-settled compensation plans is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. The number of stock options expected to vest is estimated at each measurement date.

On April 20, 2018, Affimed issued 240,000 options under its share-based-payment program, the vesting of which deviates from the standard 3year vesting scheme and depends upon a market parameter, which is the average price of Affimed shares during a certain period of time as described in note 17. Incorporating the market condition in the fair value estimate requires the use of a simulation technique (Monte Carlo simulation), which implies a higher uncertainty with regard to the estimated fair value. The Group determined the fair value of the awards at grant date to be €133.

(ii)	Revenue recognition

The Group’s contracts with customers contain multiple performance obligations. Judgment is required in determining whether a good or service is considered a separate performance obligation. If standalone selling prices are not directly observable, the Group allocates the transaction price to the performance obligations by reference to the expected cost plus a margin. In doing so, observable input data such as internal project plans and margins are used.

Elements of consideration in collaboration and license agreements are non-refundable up-front research funding payments, technology access fees and milestone payments. Generally, the Group has continuing performance obligations and therefore up-front payments are initially recognized as a contract liability, and the related revenues are subsequently recognized as the related performance obligation is fulfilled. Technology access fees are generally initially recognized as a contract liability and subsequently recognized over the expected term of the research service agreement on a straight-line basis.

The Group estimates that the achievement of a milestone reflects a stage of completion under the terms of the agreements and recognizes revenue when a milestone is achieved as then the uncertainty is resolved. If the research service is cancelled due to technical failure, the remaining contract liability from non-refundable upfront payments, if any, is recognized as revenue.

The determination of whether a performance obligation is satisfied at a point in time versus over time might also requires judgment.

(iii)	Accrued expenses

The Group obtains services from third parties who do not always invoice their (partial) performance as per the balance sheet date. If the Group is not invoiced or otherwise notified of the actual accrued cost for the services as of the reporting date, the amount of the services performed as of the balance sheet date has to be estimated. For this purpose, the Group periodically confirms the accuracy of its estimates with the service providers.

(iv)	Financial instruments

The Group holds preferred shares in Amphivena classified as equity instruments at fair value through other comprehensive income (level 2) and  recognized as a long-term financial asset. As Amphivena is not a public company substantial judgment was required in estimating the fair value as at December 31, 2019 (see note 13). The Group based its judgment on information available for the valuation of the shares of Amphivena in its latest private financing in September 2019.

(v)	Lease payments

Affimed has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether Affimed is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized. As at December 31, 2019, no renewal options were incorporated into the determining the lease term.

(vi)	Provisions

In the second quarter of 2019, Affimed decided to terminate the Phase 1 clinical program of AFM11, a CD19/CD3-targeting bispecific T cell engager as a part of its strategic plans (see note 18).

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or before January 1, 2019, and have been applied in preparing these financial statements:

Standard/interpretation	Effective Date [1]
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015‑2017 Cycle	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019

[1] Shall apply for periods beginning on or after the date shown in the effective date column.

Affimed has applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings as of January 1, 2019. Accordingly, any comparative information presented for any periods in 2018 and 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The nature and effect of the application of IFRS 16 are summarized below. The other amendments had no effect on the consolidated financial statements of the Company.

The new standard specifies how to recognize, measure, present and disclose lease agreements. The standard provides a single lessee accounting model, requiring lessees to recognize right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

Under IAS 17, Affimed determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 ´Determining Whether an Arrangement contains a Lease´. Under IFRS 16, Affimed now assesses whether a contract is or contains a lease based on the new definition of a lease. This definition says that a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

Transition

On transition to IFRS 16, Affimed elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were previously not identified as leases were not reassessed.

As a lessee, Affimed previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, Affimed recognizes right-of-use assets and lease liabilities for most leases – i.e. these leases are on-balance sheet.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rates for similar assets as of January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

On transition to IFRS 16, the Company recognized additional right-of-use assets, including property, plant and equipment and additional lease liabilities. The impact on transition is summarized below.

January 1, 2019
Right-of-use assets	717
Lease liabilities	717

The Group discounted lease payments using a weighted average discount rate of 4.05% as of January 1, 2019.

In relation to those leases under IFRS 16, Affimed has recognized depreciation and interest costs, instead of operating lease expense. In 2019, the Group recognized depreciation expense for right-of-use assets of €385 and interest cost related to the lease liability of €24 instead of operating lease expense of €406.

The transition between operating lease commitments disclosed applying IAS 17 as of December 31, 2018 and the lease liabilities recognized in the statement of financial position at the date of initial application, January 1, 2019, is shown below.

January 1, 2019
Operating lease commitment as of December 31, 2018	1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	717

New standards and interpretations not yet adopted

The following new standards and amendments to standards are effective for annual periods beginning after December 31, 2019, and have not been applied in preparing these consolidated financial statements.

Standard/interpretation	Effective Date [1]
Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform	January 1, 2020
Amendments to IFRS 3 Business Combination	January 1, 2020

1 Shall apply for periods beginning on or after the date shown in the effective date column.

The amended standards are not expected to have a significant effect on the consolidated financial statements of the Group.